Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Cash and due from financial institutions	$ 42,779	$ 40,519	$ 36,695	$ 35,561
Other securities	21,021	14,247
Loans, net of allowance for loan losses	1,548,262	1,151,527
Bank owned life insurance	43,037	25,125
Accrued interest receivable	6,723	4,488
Financial Liabilities:
Time deposits	267,686
Short-term FHLB advances	5,000
Long-term FHLB advances	5,000	15,000
Securities sold under agreement to repurchase	22,199	21,755	$ 28,925
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	42,779	40,519
Other securities	21,021	14,247
Loans, held for sale	1,391	2,197
Loans, net of allowance for loan losses	1,548,262	1,151,527
Bank owned life insurance	43,037	25,125
Accrued interest receivable	6,723	4,488
Financial Liabilities:
Nonmaturing deposits	1,312,207	981,021
Time deposits	267,686	223,902
Short-term FHLB advances	188,600	56,900
Long-term FHLB advances	5,000	15,000
Securities sold under agreement to repurchase	22,199	21,755
Subordinated debentures	29,427	29,427
Accrued interest payable	230	410
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	42,779	40,519
Other securities	21,021	14,247
Loans, held for sale	1,391	2,197
Loans, net of allowance for loan losses	1,517,278	1,146,969
Bank owned life insurance	43,037	25,125
Accrued interest receivable	6,723	4,488
Financial Liabilities:
Nonmaturing deposits	1,312,207	981,021
Time deposits	267,943	223,626
Short-term FHLB advances	188,600	56,900
Long-term FHLB advances	4,983	14,964
Securities sold under agreement to repurchase	22,199	21,755
Subordinated debentures	34,620	31,052
Accrued interest payable	230	410
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	42,779	40,519
Other securities	21,021	14,247
Loans, held for sale	1,391	2,197
Bank owned life insurance	43,037	25,125
Accrued interest receivable	6,723	4,488
Financial Liabilities:
Nonmaturing deposits	1,312,207	981,021
Short-term FHLB advances	188,600	56,900
Securities sold under agreement to repurchase	22,199	21,755
Accrued interest payable	230	410
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	1,517,278	1,146,969
Financial Liabilities:
Time deposits	267,943	223,626
Long-term FHLB advances	4,983	14,964
Subordinated debentures	$ 34,620	$ 31,052